Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at	As at	As at	As at
	June 30, 2021	December 31, 2020	June 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	60,498	97,232	167,907	88,824
Restricted cash – current	2,764	2,779	4,766	3,071
Restricted cash – long-term	3,135	3,135	3,437	3,437
Cash and cash equivalents held for sale	—	—	—	1,121
Restricted cash held for sale - current	—	—	—	337
	66,397	103,146	176,110	96,790

The Company maintains restricted cash deposits relating to certain FFAs (see note 8), for certain contracts related to the STS transfer business and for the LNG terminal management business, prior to its sale in April 2020 (see note 15). Attached to the LNG terminal management contracts were certain performance guarantees which were required to be issued by the Company and have now been terminated. The Company also maintains restricted cash deposits as required by the Company's obligations related to certain finance leases (see note 7).